Long-Term Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long-Term Prepaid Expenses [Abstract]
Long-term deposits	$ 109	[1]	$ 152	[1]
Prepaid expenses	2,375	[2]	1,891	[2]
Deposits and long-term prepaid expenses, Total	$ 2,484		$ 2,043

[1]	Deposits in respect of operating leases of motor vehicles.
[2]	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.